BUSINESS SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
BUSINESS SEGMENT INFORMATION
BUSINESS SEGMENT INFORMATION
The Company has four reportable segments: Individual Retirement, Group Retirement, Investment Management and Research and Protection Solutions.
The Company changed its segment presentation in the fourth quarter 2017. The segment disclosures are based on the intention to provide the users of the financial statements with a view of the business from the Company’s perspective. As a result, the Company determined that it is more useful for a user of the financial statements to assess the historical performance on the basis which management currently evaluates the business. The reportable segments are based on the nature of the business activities.
These segments reflect the manner by which the Company’s chief operating decision maker views and manages the business. A brief description of these segments follows:

•
The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

•
The Group Retirement segment offers tax-deferred investment and retirement plans to be sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

•
The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels- Institutional, Retail and Private Wealth Management and distributes its institutional research products and solutions through Bernstein Research Services.

•
The Protection Solutions segment includes our life insurance and group employee benefits businesses. Our life insurance business offers a variety of variable universal life, universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of dental, vision, life, and short- and long-term disability and other insurance products to small and medium-size businesses across the United States.

Measurement
Operating earnings (loss) is the financial measure which primarily focuses on the Company’s segments’ results of operations as well as the underlying profitability of the Company’s core business. By excluding items that can be distortive and unpredictable such as investment gains (losses) and investment income (loss) from derivative instruments, the Company believes operating earnings (loss) by segment enhances the understanding of the Company’s underlying drivers of profitability and trends in the Company’s segments.
In the first quarter of 2018, the Company revised its Operating earnings definition as it relates to the treatment of certain elements of the profitability of its variable annuity products with indexed-linked features to align to the treatment of its variable annuity products with GMxB features. In addition, adjustments for variable annuity products with index-linked features previously included within Other adjustments in the calculation of Non-GAAP Operating Earnings are now included with the adjustments for variable annuity products with GMxB features in the broader adjustment category, Variable annuity product features. In order to improve the consistency and comparability of the financial statements, management revised the Notes to the Consolidated Financial Statements for the six months ended June 30, 2017, nine months ended September 30, 2017 and the year ended December 31, 2017 to include the revisions discussed herein.
Operating earnings is calculated by adjusting each segment’s Net income (loss) attributable to Holdings for the following items:

•
Items related to Variable annuity product features which include certain changes in the fair value of the derivatives and other securities we use to hedge these features, the effect of benefit ratio unlock adjustments and changes in the fair value of the embedded derivatives reflected within Variable annuity products’ net derivative results;

•	Investment (gains) losses, which includes other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses and valuation allowances;

•	Goodwill impairment, which includes a write-down of goodwill in the first quarter of 2017.

•
Net actuarial (gains) losses, which includes actuarial gains and losses as a result of differences between actual and expected experience on pension plan assets or projected benefit obligation during a given period related to pension, other postretirement benefit obligations, and the one-time impact of the settlement of the defined benefit obligation;

•	Other adjustments, which includes restructuring costs related to severance, lease write-offs related to non-recurring restructuring activities and separation costs; and

•
Income tax expense (benefit) related to the above items and non-recurring tax items, which includes the effect of uncertain tax positions for a given audit period, permanent differences due to goodwill impairment, and the Tax Reform Act.

Revenues derived from any customer did not exceed 10% of revenues for the three and nine months ended September 30, 2018 and 2017.
The table below presents operating earnings (loss) by segment and Corporate and Other and a reconciliation to Net income (loss) attributable to Holdings for the three and nine months ended September 30, 2018 and 2017, respectively:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(in millions)
Net income (loss) attributable to Holdings	$(496)	$10	$(118)	$351
Adjustments related to:
Variable annuity product features	1,403	507	1,829	738
Investment (gains) losses	36	11	(44)	32
Goodwill impairment	—	—	—	369
Net actuarial (gains) losses related to pension and other postretirement benefit obligations	24	34	182	101
Other adjustments	51	56	229	61
Income tax expense (benefit) related to above adjustments	(409)	(35)	(461)	(446)
Non-recurring tax items	84	(183)	45	(92)
Non-GAAP Operating Earnings	$693	$400	$1,662	$1,114

Operating earnings (loss) by segment:
Individual Retirement	$434	$326	$1,207	$844
Group Retirement	134	85	287	193
Investment Management and Research	96	45	274	138
Protection Solutions	137	(3)	160	54
Corporate and Other(1)	(108)	(53)	(266)	(115)
__________________

(1)	Includes interest expense of $65 million, $31 million, $171 million and $104 million, for the three and nine months ended September 30, 2018 and 2017, respectively.

Segment revenues are a measure of the Company’s revenue by segment as adjusted to exclude certain items. The following table reconciles segment revenues to Total revenues by excluding the following items:

•
Items related to variable annuity product features, which include certain changes in the fair value of the derivatives and other securities we use to hedge these features and changes in the fair value of the embedded derivatives reflected within the net derivative results of variable annuity product features;

•	Investment gains (losses), which include other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses, and valuation allowances; and

•	Other adjustments, which includes the impact of adoption of revenue recognition standard ASC 606.

The table below presents segment revenues for the three and nine months ended September 30, 2018 and 2017:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(in millions)
Segment revenues:
Individual Retirement(1)	$1,070	$998	$2,873	$3,058
Group Retirement(1)	262	248	745	685
Investment Management and Research(2)	851	792	2,602	2,307
Protection Solutions(1)	774	798	2,378	2,330
Corporate and Other(1)	280	288	861	965
Adjustments related to:
Variable annuity product features	(2,125)	(326)	(2,539)	162
Investment gains (losses)	(36)	(11)	44	(32)
Other adjustments to segment revenues	7	19	(41)	63
Total revenues	$1,083	$2,806	$6,923	$9,538
________________

(1)
Includes investment expenses charged by AB of approximately $13 million, $15 million, $49 million and $46 million for the three and nine months ended September 30, 2018 and 2017, respectively, for services provided to the Company.

(2)
Inter-segment investment management and other fees of approximately $25 million, $22 million, $75 million and $67 million for the three and nine months ended September 30, 2018 and 2017, respectively, are included in total revenues of the Investment Management and Research segment.

The table below presents Total assets by segment as of September 30, 2018 and December 31, 2017:

	September 30, 2018	December 31, 2017
	(in millions)
Total assets by segment:
Individual Retirement	$111,890	$121,713
Group Retirement	43,398	38,578
Investment Management and Research(1)	10,038	10,057
Protection Solutions(1)	48,124	43,157
Corporate and Other(1)	21,001	22,110
Total assets	$234,451	$235,615
________________

(1)	Amounts for December 31, 2017 as previously reported were: Investment Management and Research of $8,297 million, Protection Solutions of $43,116 million and Corporate and Other of $23,934 million.

18)	BUSINESS SEGMENT INFORMATION

The Company has four reportable segments: Individual Retirement, Group Retirement, Investment Management and Research and Protection Solutions.

The Company changed its segment presentation in the fourth quarter 2017. The segment disclosures are based on the intention to provide the users of the financial statements with a view of the business from the Company’s perspective. As a result, the Company determined that it is more useful for a user of the financial statements to assess the historical performance on the basis which management currently evaluates the business. The reportable segments are based on the nature of the business activities, as they exist as of the initial filing date.

These segments reflect the manner by which the Company’s chief operating decision maker views and manages the business. A brief description of these segments follows:

•

The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

•

The Group Retirement segment offers tax-deferred investment and retirement plans to sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

•

The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels-Institutional, Retail and Private Wealth Management-and distributes its institutional research products and solutions through Bernstein Research Services.

•

The Protection Solutions segment includes our life insurance and group employee benefits businesses. Our life insurance business offers a variety of variable universal life, universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of dental, vision, life, and short- and long-term disability and other insurance products to small and medium-size businesses across the United States.

Measurement

Operating earnings (loss) is the financial measure which primarily focuses on the Company’s segments’ results of operations as well as the underlying profitability of the Company’s core business. By excluding items that can be distortive and unpredictable such as investment gains (losses) and investment income (loss) from derivative instruments, the Company believes operating earnings (loss) by segment enhances the understanding of the Company’s underlying drivers of profitability and trends in the Company’s segments.

In the first quarter of 2018, the Company revised its Operating earnings definition as it relates to the treatment of certain elements of the profitability of its variable annuity products with indexed-linked features to align to the treatment of its variable annuity products with GMxB features. In addition, adjustments for variable annuity products with index-linked features previously included within Other adjustments in the calculation of Non-GAAP Operating Earnings are now included with the adjustments for variable annuity products with GMxB features in the broader adjustment category, Variable annuity product features. See Note 1 to the Notes to Consolidated Financial Statements for details of the revisions and restatement.

Operating earnings is calculated by adjusting each segment’s Net income (loss) attributable to Holdings for the following items:

•

Items related to Variable annuity product features which include certain changes in the fair value of the derivatives and other securities we use to hedge these features, the effect of benefit ratio unlock adjustments;

•	Investment (gains) losses, which includes other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses and valuation allowances;

•	Goodwill impairment, which includes a write-down of goodwill in first quarter of 2017;

•

Net actuarial (gains) losses, which includes actuarial gains and losses as a result of differences between actual and expected experience on pension plan assets or projected benefit obligation during a given period related to pension and other postretirement benefit obligations;

•	Other adjustments including restructuring costs related to severance, lease write-offs related to non-recurring restructuring activities and write-downs of goodwill; and

•

Income tax expense (benefit) related to the above items and non-recurring tax items, which includes the effect of uncertain tax positions for a given audit period, permanent differences due to goodwill impairment, and the Tax Reform Act.

Revenues derived from any customer did not exceed 10% of revenues for the years ended December 31, 2017, 2016 and 2015.

The table below presents operating earnings (loss) by segment and Corporate and Other and a reconciliation to Net income (loss) attributable to Holdings for the years ended December 31, 2017, 2016 and 2015, respectively:

	Years Ended December 31,
	2017	2016 (as restated)	2015
	(in millions)
Net income (loss) attributable to Holdings	834	1,254	325
Adjustments related to:
Variable annuity product features	1,107	2,143	1,778
Investment (gains) losses	191	(1,983)	15
Goodwill impairment	369	—	—
Net actuarial (gains) losses related to pension and other postretirement benefit obligations	135	140	137
Other adjustments	119	(7)	(130)
Income tax expense (benefit) related to above adjustments	(644)	(93)	(615)
Non-recurring tax items	(76)	(63)	(103)

Non-GAAP Operating Earnings	$2,035	$1,391	$1,407

Operating earnings (loss) by segment:
Individual Retirement	1,252	1,167	1,091
Group Retirement	283	167	169
Investment Management and Research	211	161	173
Protection Solutions	502	77	114
Corporate and Other(1)	(213)	(181)	(140)

(1)	Includes interest expense of $138 million, $161 million, and $131 million, in 2017, 2016 and 2015, respectively.

Segment revenues is a measure of the Company’s revenue by segment as adjusted to exclude certain items. The following table reconciles segment revenues to Total revenues by excluding the following items:

•

Items related to variable annuity product features, which include certain changes in the fair value of the derivatives and other securities we use to hedge these features and changes in the fair value of the embedded derivatives reflected within the net derivative results of variable annuity product features;

•	Investment gains (losses), which include other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses, and valuation allowances; and

•

Other adjustments, which includes investment income (loss) from certain derivative instruments, excluding derivative instruments used to hedge risks associated with interest margins on interest sensitive life and annuity contracts, separate account fee hedges, and freestanding and embedded derivatives associated with products with GMxB features.

The table below presents segment revenues and Corporate and Other revenues for the years ended December 31, 2017, 2016 and 2015.

	Years Ended December 31,
	2017	2016 (as restated)	2015
	(in millions)
Segment revenues:
Individual Retirement(1)	4,374	3,703	3,202
Group Retirement(1)	942	801	795
Investment Management and Research(2)	3,216	2,933	3,024
Protection Solutions(1)	3,057	3,129	2,977
Corporate and Other(1)	1,212	1,256	1,405
Adjustments:
Variable annuity product features	(214)	(2,132)	(1,455)
Investment gains (losses)	(191)	1,983	(15)
Other adjustments to segment revenues	64	90	110

Total revenues	12,460	11,763	10,043

(1)	Includes investment expenses charged by AB of approximately $68 million, $60 million, and $57 million for 2017, 2016 and 2015, respectively, for services provided to the Company.
(2)

Inter-segment investment management and other fees of approximately $96 million, $86 million, and $84 million for 2017, 2016 and 2015, respectively, are included in segment revenues of the Investment Management and Research segment.

The table below presents total assets by segment and Corporate and Other as of December 31, 2017 and 2016:

	December 31,
	2017	2016 (as restated)
	(in millions)
Total assets by segment:
Individual Retirement	$121,713	$104,857
Group Retirement	$38,578	$32,805
Investment Management and Research	$10,057	$10,065
Protection Solutions	$43,157	$44,457
Corporate and Other	$22,110	$24,461

Total assets	$235,615	$216,645